Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Rental Expense	The components of rental expense were summarized as follows:
	December 31, 2023	December 31, 2022
Operating lease cost	286,515,922	254,209,990
Variable lease cost	22,674,718	(3,718,849)
Short-term lease cost	200,918	113,048
Total rental expense	309,391,558	250,604,189

Schedule of Amounts Reported in the Consolidated Balance Sheet	Amounts reported in the consolidated balance sheet as of December 31, 2023 and 2022 were as follows:
	December 31, 2023	December 31, 2022
Assets
Operating lease right-of-use assets	849,079,096	946,872,784

Liabilities
Current
Current operating lease liabilities	200,877,880	180,468,426
Non-current
Non-current operating lease liabilities	707,688,605	820,248,803
Total operating lease liabilities	908,566,485	1,000,717,229

Schedule of Other information related to operating leases	Other information related to operating leases as of December 31, 2023 and 2022 were as follows:
	December 31, 2023	December 31, 2022
Cash paid for amounts included in the measurement of lease liabilities	260,608,094	206,073,929
Right-of-use assets obtained in exchange for new lease liabilities	219,997,957	241,609,016
Weighted-average remaining lease term (years)	4.35	5.61
Weighted-average discount rate	6.23%	5.96%

Schedule of Maturities of operating lease liabilities	Maturities of operating lease liabilities under non-cancellable leases as of December 31, 2023 are as follows:
Operating lease commitments
Year ending December 31, 2024	273,436,745
2025	261,218,811
2026	227,095,265
2027	167,770,657
2028	116,205,068
Thereafter	107,383,356

Total undiscounted lease payments	1,153,109,902

Less: imputed interest	(244,543,417)

Total lease liabilities	908,566,485